Share Capital - Summary of Status of Plans of Other Equity Instruments (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	292,549
Time based share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	1,068,000	509,000
Issued	324,000	704,000
Exercised	(302,000)	(80,000)
Forfeited	(53,500)	(65,000)
Expired	0	0
Ending balance	1,036,500	1,068,000
Performance based share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,350,000	1,000,000
Issued		1,350,000
Exercised	(1,000,000)
Expired	0	0
Ending balance	1,350,000	2,350,000